Restatement of Prior Period Financial Statements - Consolidated Statements of Changes in Shareholders' Equity (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total Shareholders' Equity
Balance balance	$ 6,269,397	$ 2,608,080
Common share financings, net (Note 17)	11,653,658	21,381,446
Warrant exercise (Note 18)	3,392,617	139,250
Warrant amendment (Note 16)	20,710,982
Option exercises (Note 18)	4,480,370	1,275,341
Stock-based compensation (Note 18)	3,603,619	4,529,991
Loss and comprehensive loss	(44,214,333)	(23,664,711)
Balance ending	5,896,310	6,269,397
As Previously Stated
Total Shareholders' Equity
Balance balance	2,576,607	(2,009,105)
Common share financings, net (Note 17)	9,681,548	21,381,446
Warrant exercise (Note 18)	3,392,617	139,250
Warrant amendment (Note 16)	22,068,176
Option exercises (Note 18)	4,480,370	1,275,341
Stock-based compensation (Note 18)	5,394,914	6,039,724
Loss and comprehensive loss	(44,117,305)	(24,250,049)
Balance ending	3,476,926	2,576,607
Restatement Adjustments
Total Shareholders' Equity
Balance balance	3,692,790	4,617,185
Common share financings, net (Note 17)	1,972,110
Warrant amendment (Note 16)	(1,357,194)
Stock-based compensation (Note 18)	(1,791,295)	(1,509,733)
Loss and comprehensive loss	(97,028)	585,338
Balance ending	$ 2,419,384	$ 3,692,790